REVENUE RECOGNITION - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Disaggregation of Revenue [Line Items]
Support services contractual term	1 year
Writeoff of contract assets	$ (900)	$ 0
Amount reclassified to accounts receivable from contract asset	5,800	9,000
Contract assets recognized in current period	2,100	6,700
Accounts receivable, net	122,548	109,374
Current period revenue recognized from beginning balance of contract liabilities	94,700	84,800
Sales Commission
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	11,900	14,000
Capitalized contract cost, amortization	22,400	19,300	$ 15,600
Sales Commission | Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	9,000	11,800
Sales Commission | Other assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	2,900	2,200
Costs to Fulfill
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	3,200	3,600
Capitalized contract cost, amortization	2,800	1,800	$ 2,300
Costs to Fulfill | Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	2,900	2,800
Costs to Fulfill | Other assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	$ 300	$ 800
Minimum
Disaggregation of Revenue [Line Items]
Unbundled contracts renewal term	1 year
Warranty contractual term	1 year
Maximum
Disaggregation of Revenue [Line Items]
Unbundled contracts renewal term	3 years
Warranty contractual term	3 years
Revenue performance obligation, period	3 years